Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Loss Allowance Provision
The lifetime ECLs relating to financial assets are outlined in the table below:

	Total	1–30	31–60	61–90	91–120	121+
December 31, 2023	$	$	$	$	$	$
Expected loss rate		0.09%	0.08%	0.23%	0.75%	1.41%
Gross carrying amount	1,844.5	1,329.5	309.0	92.1	31.7	82.2
Loss allowance provision, end of the year	3.5	1.2	0.3	0.2	0.3	1.5
December 31, 2022
Expected loss rate		0.07%	0.11%	0.28%	0.61%	1.27%
Gross carrying amount	1,720.1	1,286.3	246.9	71.6	39.8	75.5
Loss allowance provision, end of the year	2.6	1.1	0.2	0.2	0.2	0.9

Schedule of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities
The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$
December 31, 2023
Bank indebtedness	23.6	23.6	—	—
Trade and other payables	818.5	818.5	—	—
Lease liabilities	667.8	119.4	228.3	320.1
Long-term debt	1,135.1	148.4	196.3	790.4
Other financial liabilities	5.6	5.3	0.3	—
Total contractual obligations	2,650.6	1,115.2	424.9	1,110.5
December 31, 2022
Bank indebtedness	65.4	65.4	—	—
Trade and other payables	755.7	755.7	—	—
Lease liabilities	708.0	118.7	240.1	349.2
Long-term debt	1,241.3	54.0	192.1	995.2
Other financial liabilities	6.0	4.0	2.0	—
Total contractual obligations	2,776.4	997.8	434.2	1,344.4